Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2025	$166,958	$(26,934)	$140,024

Vessel additions	456	—	456
Depreciation	—	(3,752)	(3,752)
Balance June 30, 2025	$167,414	$(30,686)	$136,728